Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 8,424.10
Total Fee Amount	8,424.10
Total Transaction Valuation	61,000,000.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A